Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares
Number of shares upon exercise
Outstanding at beginning of year | shares	2,360,647
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 10.76
Stock Option [Member]
Number of shares upon exercise
Outstanding at beginning of year | shares	2,360,647
Granted | shares	3,333
Exercised | shares	(261,670)
Forfeited | shares	(99,326)
Outstanding at end of year | shares	2,002,984
Exercisable at end of year | shares	944,037
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 10.76
Granted | $ / shares	13.40
Exercised | $ / shares	5.69
Forfeited | $ / shares	12.50
Outstanding at end of year | $ / shares	11.5
Exercisable at end of year | $ / shares	$ 8.67
Weighted- average remaining contractual term (in years)
Outstanding at beginning of year	8 years 18 days
Granted	9 years 7 months 21 days
Exercised	8 years 9 months 14 days
Forfeited	7 years 1 month 13 days
Outstanding at end of year	7 years 9 months 11 days
Exercisable at end of year	6 years 11 months 12 days
Aggregate intrinsic value
Outstanding at end of year | $	$ 12,788	[1]
Exercisable at end of year | $	$ 8,641	[1]

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2018 is based on the share price of the Company's ordinary shares as of June 30, 2018 which was $17.8 per share.